Acquisitions - Net cash paid (Details) - Reldan Group R in Millions, $ in Millions	Jun. 30, 2024 ZAR (R)	Mar. 15, 2024 USD ($)	Mar. 15, 2024 ZAR (R)
Disclosure of detailed information about business combination [line items]
Reldan acquisition, net of cash acquired			R (2,690)
Cash consideration paid		$ (155.9)	(2,920)
Cash and cash equivalents acquired	R 71		R 230